Fair Value Measurements (Schedule of Fair Value Assumptions) (Details) (Warrants [Member], USD $)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield
Volatility	79.00%
Periods in the model	10
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.81%
Current share price	$ 0.60
Expected term	2 years 9 months 18 days
Periodic rate	0.24%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.90%
Current share price	$ 3.19
Expected term	3 years
Periodic rate	0.25%